Annual Operating Expenses - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Initial Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.66%